Sales (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenue	$ 278,966	$ 257,187
Customer One [member]
Disclosure of major customers [line items]
Revenue	191,026	184,304
Customer Two [member]
Disclosure of major customers [line items]
Revenue	67,643	72,938
Customer Three [member]
Disclosure of major customers [line items]
Revenue (expenses)		$ (55)
Customer Four [member]
Disclosure of major customers [line items]
Revenue	$ 20,297